Subsequent Events	1 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events
Note S—Subsequent Events
The Successor has evaluated subsequent events from the date of the combined balance sheet through the date the combined financial statements were issued on August 6, 2021.
On February 4, 2021, the Company signed a teaming agreement with Gryphon Technologies to develop the best management and technical approach for certain solicitations with the Department of Homeland Security.
On February 16, 2021, the PCISM Ultimate Holdings adopted a written compensatory benefit plan (the “
Class
 B Unit Incentive Plan
”) to provide incentives to present and future directors, managers, officers, employees, consultants, advisors, and/or other service providers of PCISM Ultimate Holdings or its Subsidiaries in the form of PCISM Ultimate Holdings Class B Units (“
Incentive Units
”). Incentive Units have a participation threshold of $1.00 and are divided into three tranches (“
Tranche I
,” “
Tranche II
,” and “
Tranche III
”) subject to performance-based, service-based, and market-based conditions.
On March 17, 2021, the Company signed a confidential disclosure agreement with Redwire Space, Inc. (“
Redwire
”) to engage in discussions concerning a potential business relationship between the two parties. Redwire is an affiliate of AE.
On April 22, 2021, the Company signed a memorandum of understanding with Redwire to establish a strategic partnership for the purpose of developing the sales and business by cooperating in fields including digital engineering, modeling & simulation, artificial intelligence, and machine learning.
On May 5, 2021, the legal name of Lake Intermediate, LLC was changed to BigBear.ai Holdings, LLC and the legal name of PCISM Ultimate Holdings, LLC was changed to BBAI Ultimate Holdings, LLC.
On June 4, 2021, GigCapital4 entered into an Agreement and Plan of Merger (the “
Merger Agreement
”) by and among GigCapital4, GigCapital4 Merger Sub Corporation, a Delaware corporation and direct, wholly owned subsidiary of GigCapital4 (“
Merger Sub
”), BigBear.ai Holdings, LLC (formerly Lake Intermediate) (the “
Company
”), and BBAI Ultimate Holdings, LLC, a Delaware limited liability company (formerly PCISM Ultimate Holdings). Pursuant to the Merger Agreement (i) Merger Sub will merge with and into the Company (the “
First Merger
”); and (ii) immediately following the First Merger, the Company will merge with and into GigCapital4 (the “
Second Merger
”), with GigCapital4 being the surviving, combined company of the Second Merger.
On July 29, 2021, the Company’s Parent amended the Class B Unit Incentive Plan so that the Tranche I and the Tranche III Incentive Units will immediately become fully vested, subject to continued employment or provision of services, upon the closing of the transaction stipulated in the Agreement and Plan of Merger (the “
Merger
Agreemen
t
”) dated June 4, 2021. The Company’s Parent also amended the Class B Unit Incentive Plan so that the Tranche II Incentive Units will vest on any liquidation event, as defined in the Class B Unit Incentive Plan, rather than only upon the occurrence of an Exit Sale, subject to the market-based condition stipulated in the Class B Unit Incentive Plan prior to its amendment. As of July 29, 2021, there was approximately $85.2 million of unrecognized compensation costs related to Incentive Units.

Note Q – Subsequent Events
The Company has evaluated subsequent events from the date of the interim condensed consolidated balance sheet through the date the interim condensed consolidated financial statements were issued on December 13, 2021.
On December 7, 2021, the Merger was consummated and upon closing of the Merger, GigCapital4, Inc. was renamed to BigBear.ai Holdings, Inc. (“New BigBear”). The Merger is accounted for as a reverse recapitalization in which GigCapital4 is treated as the acquired company. A reverse recapitalization does not result in a new basis of accounting, and the consolidated financial statements of the combined entity represent the continuation of the consolidated financial statements of the Company in many respects. The Company was deemed the accounting predecessor and the combined entity will be the successor SEC registrant, New BigBear.
As a result of the Merger, New BigBear issued 105,000,000 shares of common stock and paid $75,000 to BBAI Ultimate Holdings in exchange for units of the Company. New BigBear received aggregate gross proceeds of $110,021 from the trust account, $200,000 of convertible note financing, and $80,000 of PIPE financing from AE BBAI Aggregator, LP, an affiliate of AE, in exchange for the issuance of 8,000,000 New BigBear shares. New BigBear also issued 1,495,320 shares of common stock to certain advisors in lieu of cash for fees payable for services in connection with the Merger or GigCapital4’s IPO. Proceeds from the Merger were partially used to fund the $114,393 repayment of the Antares Loan and transaction costs of $19,750.
The convertible note financing bears interest at a rate of 6.0% per annum, payable semi-annually, and convertible into shares of common stock at an initial Conversion Price of $11.50. The Conversion Price is subject to adjustments, including but not limited to, a Conversion Rate Reset 180 days after December 7, 2021 should certain daily volume-weighted average price thresholds be met. The convertible note financing matures five years after issuance.
As a result of Forward Share Purchase Agreements executed with certain shareholders prior to the shareholder vote, $101,021 of the proceeds from the trust account will be restricted for up to a period of three months following the Merger, at which point each shareholder will have the right to sell its shares to New BigBear for $10.15. Until the end of the three-month period, shareholders can sell shares on the open market provided the share price is at least $10.00 per share. If shareholders sell any shares in the open market within the first month of the three-month period and at a price greater than $10.05, New BigBear will pay the shareholders $
0.05
per share sold.

GigCapital4, Inc
Subsequent Events
8. SUBSEQUENT EVENTS
Strategic Services Agreement
On February 1, 2021, the Company entered into a Strategic Services Agreement with Mr. Weightman, its Chief Financial Officer, who holds 6,000 Insider Shares. Mr. Weightman is initially receiving $10,000 per month for his services and such amount could increase to up to $15,000 per month dependent upon the scope of services provided. The Company will pay Mr. Weightman for services rendered since February 1, 2021 and on a monthly basis thereafter for all services rendered after the consummation of the IPO.
Underwriters Agreement
The Company granted the Underwriters a
45-day
option to purchase up to 4,680,000 additional Public Units to cover any over-allotments, at the initial public offering price less the underwriting discounts and commissions. On February 11, 2021, the over-allotment was exercised in full by the Underwriters.
The Company paid an underwriting discount of $0.20 per Public Unit offering price to the Underwriters at the closing of the IPO. The underwriting discount was paid in cash. In addition, the Company has agreed to pay deferred underwriting commissions of $0.35 per Public Unit, or $12,558,000 in the aggregate, including the Underwriters’ over-allotment option which was exercised in full. The deferred underwriting commission will become payable to the Underwriters from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement, including the performance of services specified therein. As further described in Note 4, the Underwriters have purchased 249,600 shares of common stock, for an aggregate purchase price of $2,496,000 in the Private Placement.
Stock Split
On February 8, 2021, the Company effected a 1.2:1 stock split of its common stock. All common stock share numbers and prices have been retroactively adjusted to reflect the stock split.
Offering
On February 8, 2021, the Securities and Exchange Commission declared the Company’s initial Registration Statement on Form
S-1
(File No
333-252315),
of $260.0 million, effective. The Company subsequently filed, on
February 8, 2021, a registration statement on Form
S-1MEF
(File
No. 333-252867)
pursuant to Rule 462(b) under the Securities Act, which was effective immediately upon filing, in order to increase the size of the IPO to $312.0 million.
On February 8, 2021, the Company entered into an underwriting agreement to conduct the IPO of 31,200,000 Public Units in the amount of $312.0 million in gross proceeds, with a
45-day
option provided to the Underwriters to purchase up to 4,680,000 additional Public Units solely to cover over-allotments, if any, in the amount of up to $46.8 million in additional gross proceeds. Each Public Unit consists of one share of the Company’s common stock, $0.0001 par value, and one-third
(1/3) of one Public Warrant. Each whole Public Warrant is exercisable for one share of common stock at a price of $11.50 per full share.
On February 11, 2021, the Company consummated the IPO of 35,880,000 Public Units, including the issuance of 4,680,000 Public Units as a result of the Underwriters’ exercise in full of their over-allotment option. The Public Units were sold at a price of $10.00 per Public Unit, generating gross proceeds to the Company of $358,800,000. Each Public Unit consists of one share of common stock and one-third
(1/3) of a Public Warrant. Each whole Public Warrant is exercisable for one share of common stock at a price of $11.50 per full share. As a result, at least three Public Warrants must be exercised in order to obtain whole shares of common stock upon the exercise of the Public Warrants. Under the terms of the warrant agreement dated February 8, 2021 (the “Warrant Agreement”), the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s Business Combination to register the shares of common stock underlying the Public Warrants.
Simultaneously with the closing of the IPO, the Company consummated the Private Placement of 1,099,600 Private Placement Units at a price of $10.00 per Private Placement Unit. The Company’s Sponsor purchased 850,000 Private Placement Units and the Underwriters purchased 249,600 Private Placement Units in the aggregate. The Private Placement generated aggregate gross proceeds of $10,996,000 consisting of $8,500,000 from the sale of the Private Placement Units to the Sponsor and $2,496,000 from the sale of the Private Placement Units to the Underwriters.
Following the closing of the IPO, net proceeds in the amount of $351,624,000 from the sale of the Public Units in the IPO and proceeds in the amount of $7,176,000 from the sale of Private Placement Units, for a total of $358,800,000, were placed in a Trust Account.
Transaction costs amounted to $20,399,474, consisting of $7,176,000 of underwriting fees, $12,558,000 of deferred underwriting fees and $665,474 of offering costs. The Company’s remaining cash after payment of the offering costs is held outside of the Trust Account for working capital purposes.
Amendment to Registration Rights Agreement
On March 31, 2021, the Company entered into an Amendment to Registration Rights Agreement with the Underwriters and the Insiders, in order to correct an inadvertent clerical error which resulted in an inconsistency between the agreement and the disclosure made in the prospectus for the IPO. The Company has corrected the error and conformed the Registration Rights Agreement signed on February 8, 2021, with the Company’s initial Registration Statement on Form
S-1
(File No
333-252315).
Amendment to Insider Letter Agreement
On March 31, 2021, the Company entered into an Amendment to Insider Letter Agreement with the Underwriters and the Sponsor, in order to correct an inadvertent clerical error which resulted in an inconsistency between the agreement and the disclosure made in the prospectus for the IPO. The Company has corrected the error and conformed the Insider Letter Agreement with the Underwriters and the Sponsor signed on February 8, 2021, with the Company’s initial Registration Statement on Form
S-1
(File No
333-252315).

8. SUBSEQUENT EVENTS
Forward Share Purchase Agreement
In October 2021, the Company entered into Forward Share Purchase Agreements with certain of its stockholders pursuant to which these investors may each individually elect to sell and transfer to the Company on the three-month anniversary of the date of the Closing of the transactions contemplated by the Transaction, and the Company will purchase up to an aggregate of 10,000,000 shares of GigCapital4 Common Stock, at a price of $10.15 per share. These investors agreed that they will not (i) request redemption of these shares in conjunction with the Company’s stockholders’ approval of the Business Combination, or (ii) tender these shares to the
Company in response to any redemption or tender offer that the Company may commence for its shares of Common Stock. These investors also agreed that they will not engage in any short sales transactions involving any securities of the Company.
Notwithstanding anything to the contrary in the Forward Share Purchase Agreements, commencing on the day after the date by which shares of Common Stock of the Company must be tendered for redemption in conjunction with the Company’s stockholders’ approval of the Business Combination (the “Redemption Date”), each such investor may sell its shares in the open market as long as the sales price exceeds $10.00 per share prior to payment of any commissions. If an investor sells any such shares in the open market after the Redemption Date and prior to the one-month
anniversary of the date of the closing of the Transactions at a sales price per share that is greater than $10.05, then the Company shall pay to each selling investor an amount equal to $0.05 per share sold by such investor.
Simultaneously with the Closing of the Transactions, the Company will deposit into an escrow account an amount equal to the lesser of (i) $101,500,000 and (ii) $10.15 multiplied by the aggregate number of shares held by such investors as of the closing of the Transactions. The Company’s purchase of the shares underlying the Forward Share Purchase Agreements will be made with funds from the escrow account.
The Company’s obligation to consummate the transactions contemplated by the Forward Share Purchase Agreements is subject to the consummation of the Transactions. The Forward Share Purchase Agreements may be terminated: (i) by mutual written consent of the Company and the investors; (ii) automatically if the Company’s stockholders fail to approve the Transactions; and (iii) prior to the closing of the Transactions by mutual agreement of the investors if there occurs a Company Material Adverse Effect (as defined in the Merger Agreement and the Forward Share Purchase Agreements).